Note 15 - Financial Instruments - Fair Value of Non-recurring Financial Assets and Liabilities (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Assets held for sale	$ 43,271
Investments in unconsolidated joint ventures	19,306
Fair Value, Nonrecurring [Member]
Assets held for sale	43,271
Investments in unconsolidated joint ventures	19,306
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets held for sale
Investments in unconsolidated joint ventures
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets held for sale	43,271
Investments in unconsolidated joint ventures	19,306
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets held for sale
Investments in unconsolidated joint ventures